Payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables [Line Items]
Working capital requirements	$ 22,220,000
Percentage of fixed interest		8.00%
Recognized finance costs	1,560,000	$ 218,400	$ 140,614
Unpaid finance costs	2,130,000	359,014
Expenses paid	61,260	61,260
Hotel101 Global [Member]
Payables [Line Items]
Working capital requirements	$ 76,630,000	34,900,000
Percentage of fixed interest	8.00%
Recognized finance costs	$ 4,000,000
Unpaid finance costs	4,000,000
Expenses paid	$ 4,520,000	$ 737,641